Note Payable PPP (Details Narrative) - USD ($)			12 Months Ended
	Nov. 09, 2020	Apr. 11, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt instrument face amount			$ 10,092,500	$ 9,647,700
Debt forgiveness			562,300
Term Note [Member] | PPP Loan [Member]
Debt instrument face amount		$ 582,800
Interest rate percentage		1.00%
Debt instrument payment terms		Beginning in November 2020, the Company will make 18 equal monthly payments of principal and interest with the final payment due in April 2022. The PPP Term Note may be accelerated upon the occurrence of an event of default.
Term Note [Member] | PPP Loan [Member] | SBA [Member]
Debt instrument face amount			$ 19,300
Debt forgiveness	$ 562,300